NATURE OF OPERATIONS (Details Narrative) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Nature Of Operations
Working capital	$ 41,394,150
Net loss	35,666,542	$ 23,546,760
Accumulated deficit	$ 115,791,176	$ 81,282,105